Share-based Compensation - PCUs movement (Details) - PCUs $ in Thousands									12 Months Ended
	Apr. 03, 2023 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year									133,292	203,912
Granted during the period						21,663		98,255
Vested during the period	(16,089)		(50,982)	(14,062)			(2,992)		(50,557)	(65,044)
Forfeited during the period									(82,735)	(5,576)
Outstanding at end of the year		133,292			203,912					133,292
Weighted average contractual life
Weighted average contractual life		10 months 2 days			1 year 10 months 9 days
Aggregate fair value
Outstanding at the beginning of the period | $									$ 357	$ 674
Vested during the period | $									(146)	(189)
Forfeited during the period | $									$ (211)	(128)
Outstanding at the end of the period | $		$ 357			$ 674					$ 357